OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets

	December 31,
	2012	2011

Indirect taxes	$567	$1,279
Government of Israel - OCS receivable	322	218
Prepaid expenses and work in progress	1,518	1,643
Advances to suppliers	28	128
Others	250	222

	$2,685	$3,490